Subsequent Events (Details) - USD ($)	Jan. 21, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS
Debt Instrument, Face Amount		$ 449,000,000
Social Capital Member | Subsequent Event | Sponsor
SUBSEQUENT EVENTS
Issuance of stock (in shares)	8,625,000
Debt Instrument, Face Amount	$ 25,000
Number of Class A ordinary shares issued upon conversion of founder shares	1
Number of shares held by sponsor	10,350,000
Social Capital Member | Subsequent Event | Sponsor | Notes Payable, Other Payables [Member]
SUBSEQUENT EVENTS
Maximum borrowing capacity	$ 300,000
Outstanding balance	$ 300,000